Revenue from Contracts with Customers - Additional Information (Detail) 1 $ in Millions	Dec. 31, 2024 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-04-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue Performance Obligation 1	$ 12.8
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-10-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue Performance Obligation 1	$ 0.8
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months